Financial Instruments - Derivatives Designated As Hedging Instruments - Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) (Table) (Details) - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative
Total	$ (3,150)	$ (3,542)	$ (11,445)
Depreciation expense
Derivative
Interest rate swaps	(154)	(154)	(144)
Interest and finance costs, net
Derivative
Interest rate swaps	$ (2,996)	$ (3,388)	$ (11,301)